Condensed Consolidated Statement of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Translation adjustments, attributable to non-controlling interest	$ 245	$ 246	$ (1,539)